Federated Hermes Money Market Obligations Trust
Federated Hermes U.S. Treasury Cash Reserves Fund
Federated Hermes Government Obligations Tax-Managed Fund
FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO CURRENT PROSPECTUSES
Effective at the start of business on February 18, 2025, the Funds will implement a change to same-day purchase and redemption deadlines by extending the deadline from 2:00 p.m. Eastern time to 3:00 p.m. Eastern time. Accordingly, please see the following changes.
1. Under the section “How to Purchase Shares” in the sub-section “Directly from the Fund” replace the second paragraph under “By Telephone” in its entirety with the following:
“Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.
If you call the Fund or a duly authorized intermediary by 3:00 p.m. Eastern time and send your payment by wire by the close of the Federal Reserve wire transfer system, your trade will be settled same day, and you will be entitled to that day’s dividend.
If you call the Fund or a duly authorized intermediary after 3:00 p.m. Eastern time, but before 4:00 p.m. Eastern time and send your payment by wire by the close of the Federal Reserve wire transfer system on the next business day, your order will receive that day’s 4:00 p.m. NAV but you will not be entitled to that day’s dividend and your trade will be settled on the next business day.”
2. Under the section “How to Redeem and Exchange Shares” in the sub-section “Directly from the Fund” replace the second and third paragraphs under “By Telephone” in their entirety with the following:
“If you call the Fund or a duly authorized intermediary by 3:00 p.m. Eastern time, your redemption proceeds will be wired to you the same day and you will not be entitled to that day’s dividend.
If you call the Fund or a duly authorized intermediary after 3:00 p.m. Eastern time and before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, your redemption request will receive that day’s 4:00 p.m. NAV, you will be entitled to that day’s dividend and your redemption proceeds will be sent to you the following business day.”
December 19, 2024

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456917 (12/24)
© 2024 Federated Hermes, Inc.

Federated Hermes Government Obligations Tax-Managed Fund
A Portfolio of Federated Hermes Money Market Obligations Trust
INSTITUTIONAL SHARES (TICKER GOTXX)

SUPPLEMENT TO CURRENT PROSPECTUS
Effective at the start of business on February 18, 2025, the Fund will implement a change to same-day purchase and redemption deadlines by extending the deadline from 2:00 p.m. Eastern time to 3:00 p.m. Eastern time. Accordingly, please see the following changes.
1. Under the section “How to Purchase Shares” in the sub-section “Directly from the Fund” replace the second paragraph under “By Telephone” in its entirety with the following:
“Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed received by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.
If you call the Fund or a duly authorized intermediary by 3:00 p.m. Eastern time and send your payment by wire by the close of the Federal Reserve wire transfer system, your trade will be settled same day, and you will be entitled to that day’s dividend.
If you call the Fund or a duly authorized intermediary after 3:00 p.m. Eastern time, but before 4:00 p.m. Eastern time and send your payment by wire by the close of the Federal Reserve wire transfer system on the next business day, your order will receive that day’s 4:00 p.m. NAV but you will not be entitled to that day’s dividend and your trade will be settled on the next business day.”
2. Under the section “How to Redeem and Exchange Shares” in the sub-section “Directly from the Fund” replace the second and third paragraphs under “By Telephone” in their entirety with the following:
“If you call the Fund or a duly authorized intermediary by 3:00 p.m. Eastern time, your redemption proceeds will be wired to you the same day and you will not be entitled to that day’s dividend.
If you call the Fund or a duly authorized intermediary after 3:00 p.m. Eastern time and before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, your redemption request will receive that day’s 4:00 p.m. NAV, you will be entitled to that day’s dividend and your redemption proceeds will be sent to you the following business day.”
December 19, 2024

Federated Hermes Government Obligations Tax-Managed Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q456921 (12/24)
© 2024 Federated Hermes, Inc.